CONSOLIDATED FINANCIAL STATEMENTS - Joint ventures (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Bradley Steel Processors
CONSOLIDATED FINANCIAL STATEMENTS
Country		Canada	Canada
Equity Interests (as a percent)		50.00%	50.00%
MRM Guide Rail
CONSOLIDATED FINANCIAL STATEMENTS
Country	Canada	Canada	Canada
Equity Interests (as a percent)	50.00%	50.00%	50.00%
Gerdau Corsa S.A.P.I. de C.V.
CONSOLIDATED FINANCIAL STATEMENTS
Country	Mexico	Mexico	Mexico
Equity Interests (as a percent)	75.00%	75.00%	75.00%
Gerdau Summit Acos Fundidos e Forjados S.A.
CONSOLIDATED FINANCIAL STATEMENTS
Country		Brazil	Brazil
Equity Interests (as a percent)		58.73%	58.73%
Juntos Somos Mais Fidelizacao S.A.
CONSOLIDATED FINANCIAL STATEMENTS
Country	Brazil	Brazil	Brazil
Equity Interests (as a percent)	27.48%	27.47%	27.16%
Addiante S.A.
CONSOLIDATED FINANCIAL STATEMENTS
Country	Brazil	Brazil	Brazil
Equity Interests (as a percent)	50.00%	50.00%	50.00%
Brasil ao Cubo S.A.
CONSOLIDATED FINANCIAL STATEMENTS
Country	Brazil	Brazil	Brazil
Equity Interests (as a percent)	44.66%	44.66%	44.66%
MRS Logstica S.A.
CONSOLIDATED FINANCIAL STATEMENTS
Country	Brazil	Brazil	Brazil
Equity Interests (as a percent)	1.32%	1.32%	1.32%
Ubirata Tecnologia S.A
CONSOLIDATED FINANCIAL STATEMENTS
Country			Brazil
Equity Interests (as a percent)			50.00%
Gerdau Metaldom Corp.
CONSOLIDATED FINANCIAL STATEMENTS
Country			Dominican Rep.
Equity Interests (as a percent)			50.00%
Diaco S.A.
CONSOLIDATED FINANCIAL STATEMENTS
Country			Colombia
Equity Interests (as a percent)			49.85%